2. Management statement and basis of preparation of the consolidated financial statements (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	R$ 23,182,745
TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	23,182,745
Capital stock [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	13,477,891
Impact on TIM S.A. statement of changes in equity	3,611,593
Capital stock [member] | TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	9,866,298
Capital reserve [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	397,183
Impact on TIM S.A. statement of changes in equity	(20,892)
Capital reserve [member] | TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	418,075
Profit reserves - Legal reserve [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	1,036,194
Impact on TIM S.A. statement of changes in equity	(57,603)
Profit reserves - Legal reserve [member] | TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	1,093,797
Profit reserves - Tax benefit reserve [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	1,781,560
Impact on TIM S.A. statement of changes in equity
Profit reserves - Tax benefit reserve [member] | TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	1,781,560
Profit reserves - Reserve for expansion [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	6,499,602
Impact on TIM S.A. statement of changes in equity	(3,535,824)
Profit reserves - Reserve for expansion [member] | TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	10,035,426
Treasury shares [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	(4,837)
Impact on TIM S.A. statement of changes in equity	5,456
Treasury shares [member] | TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	(10,293)
Accumulated other comprehensive income [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	(4,848)
Impact on TIM S.A. statement of changes in equity	(2,730)
Accumulated other comprehensive income [member] | TIM Participacoes [member]
ManagementStatementAndBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
The Company's equity reserves	R$ (2,118)